Apr. 17, 2025
Janus Henderson Corporate Bond ETF

Janus Detroit Street Trust

Janus Henderson Corporate Bond ETF

Supplement dated April 18, 2025

to Currently Effective Prospectuses and Statement of Additional Information (“SAI”)

On April 17, 2025, the Board of Trustees (“Board”) of Janus Detroit Street Trust (the “Trust”) authorized an expense limitation agreement for Janus Henderson Corporate Bond ETF (the “Fund”) pursuant to which Janus Henderson Investors US LLC (the “Adviser”) has contractually agreed to waive and/or reimburse a portion of the Fund’s unitary management fee for at least a one-year term commencing on May 1, 2025, as further described below.

The Fund’s Prospectuses are supplemented as indicated below:

1.	Effective May 1, 2025, under “Fees and Expenses of the Fund” in the Fund Summary section of the Fund’s prospectuses, the following replaces the corresponding information in its entirety:

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may pay brokerage commissions and other fees to financial intermediaries on their purchases and sales of Fund shares, which are not reflected in the table or in the example below.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Janus Henderson Corporate Bond ETF Janus Henderson Corporate Bond ETF Shares
Management Fees	0.35%
Other Expenses	none
Total Annual Fund Operating Expenses	0.35%
Fee Waiver and/or Expense Reimbursement	0.15%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.20%	[1]
[1]	The Adviser has contractually agreed to waive and/or reimburse its Management Fee to the extent that the Fund’s total annual fund operating expenses (excluding distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) exceed 0.20% for at least a one-year term commencing on May 1, 2025. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.

EXAMPLE:

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and the Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Janus Henderson Corporate Bond ETF | Janus Henderson Corporate Bond ETF Shares | USD ($)	20	97	181	428